Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Apr. 22, 2022
Document Information Line Items
Entity Registrant Name	MMTEC, INC.
Trading Symbol	MTC
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		31,370,000
Amendment Flag	false
Entity Central Index Key	0001742518
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38766
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	AF, 16/F, Block B
Entity Address, Address Line Two	Jiacheng Plaza
Entity Address, Address Line Three	18 Xiaguangli
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	100027
Entity Address, Country	CN
Title of 12(b) Security	Common Shares, par value $0.001
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	206
Auditor Name	MaloneBailey, LLP
Auditor Location	Houston, Texas
Business Contact
Document Information Line Items
Entity Address, Address Line One	AF, 16/F, Block B
Entity Address, Address Line Two	Jiacheng Plaza
Entity Address, Address Line Three	18 Xiaguangli
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	100027
Contact Personnel Name	People’s Republic of China
City Area Code	+86
Local Phone Number	10 5617 2312
Entity Address, State or Province	NY